Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

Note 19 — Selected Quarterly Financial Data

	Quarter
Year 2013	First	Second	Third	Fourth	Total
	(Dollars in Thousands Except Per Share Amounts)
	(Unaudited)
Revenues	$167,135	$225,954	$237,762	$243,321	$874,172
Operating gross margin(2)	$20,877	$50,273	$48,733	$48,564	$168,447
Operating income	$9,180	$28,587	$35,589	$28,516	$101,872
Net income attributable to controlling interest	$592	$8,281	$7,970	$10,172	$27,015
Basic earnings per share — net income(1)	$0.00	$0.07	$0.07	$0.08	$0.23
Diluted earnings per share — net income(1)	$0.00	$0.07	$0.07	$0.08	$0.22

	Quarter
Year 2012	First	Second	Third	Fourth	Total
	(Dollars in Thousands Except Per Share Amounts)
	(Unaudited)
Revenues	$176,495	$178,895	$165,200	$157,171	$677,761
Operating gross margin(2)	$53,744	$46,914	$34,261	$16,637	$151,556
Operating income	$48,689	$40,978	$25,903	$(8,297)	$107,273
Net income (loss) attributable to controlling interest	$26,392	$20,083	$10,936	$(20,098)	$37,313
Basic earnings per share — net income (loss)(1)	$0.23	$0.17	$0.09	$(0.17)	$0.32
Diluted earnings per share — net income (loss)(1)	$0.22	$0.17	$0.09	$(0.17)	$0.31

1)	As a result of shares issued during the year, earnings per share for each of the year’s four quarters, which are based on weighted average shares outstanding during each quarter, may not equal the annual earnings per share, which is based on the weighted average shares outstanding during the year. Additionally, as a result of rounding to the thousands, revenues, operating gross margin, operating income, and net income (loss) attributable to controlling interest may not equal the 2013 year to date results.
2)	As the Company modified its reporting segments to be consistent with recent organizational changes to improve our drilling organization, expenses related to our U.S. Barge Drilling segment were found to be incorrectly included in our general and administrative expense during the first through third quarters of the current year. These expenses have been appropriately reclassified to be included as part of the segment operating expenses, therefore our operating gross margin for each of the first three quarters will not agree to the respective 10-Q reports for the current year only.